NATIONWIDE VARIABLE INSURANCE TRUST

AllianceBernstein NVIT Global Fixed Income Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
NVIT International Equity Fund (formerly, Gartmore NVIT International Equity Fund)	NVIT Multi-Manager Large Cap Value Fund
NVIT Worldwide Leaders Fund (formerly, Gartmore NVIT Worldwide Leaders Fund)	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund)	NVIT Nationwide Fund
NVIT Emerging Markets Fund (formerly Gartmore NVIT Emerging Markets Fund)	NVIT Real Estate Fund (formerly Van Kampen NVIT Real Estate Fund)
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Growth Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated March 31, 2011
to the Statement of Additional Information dated October 15, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

I.	NVIT Multi-Manager Mid Cap Growth Fund

1.	For information with regard to Wells Capital Management, Inc., the following information supplements Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2010

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
Wells Capital Management, Inc.
Thomas Pence*	NVIT Multi-Manager Mid Cap Growth Fund	None
Michael Smith*	NVIT Multi-Manager Mid Cap Growth Fund	None
*Messrs. Pence and Smith became portfolio managers of the NVIT Multi-Manager Mid Cap Growth Fund on March 25, 2011.

OTHER MANAGED ACCOUNTS
(As of December 31, 2010)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of December 31, 2010
Wells Capital Management, Inc.
Thomas Pence*	Mutual Funds: 15 accounts, $6,253 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $33 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 173 accounts, $7,063 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Michael Smith*	Mutual Funds: 5 accounts, $3231 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $8 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 67 accounts, $2,618 million total assets (0 accounts, $0 million total assets for which the advisory fee is based on performance)
*Messrs. Pence and Smith became portfolio managers of the NVIT Multi-Manager Mid Cap Growth Fund on March 25, 2011.

II.	NVIT Worldwide Leaders Fund

1.
Effective March 22, 2011, Ryan Amerman has been added as a portfolio manager to the NVIT Worldwide Leaders Fund managed by Invesco Advisers, Inc., replacing Robert Lloyd.  Appendix C to the SAI is revised as follows:

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2010

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
Invesco Advisers, Inc.
Ryan Amerman*	NVIT Worldwide Leaders Fund	None
*Mr. Amerman became portfolio manager of the NVIT Worldwide Leaders Fund on March 22, 2011.

OTHER MANAGED ACCOUNTS
(As of December 31, 2010)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of December 31, 2010
Invesco Advisers, Inc.
Ryan Amerman*	Mutual Funds: 4 accounts, $5,568.1 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
*Mr. Amerman became portfolio manager of the NVIT Worldwide Leaders Fund on March 22, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE